Supplemental Financial Information - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities, Current [Abstract]
Employee compensation and benefits	$ 1,299	$ 5,861
Construction in progress related accruals	340	2,692
Professional services	2,780	756
Accrued expenses	3,887	4,423
Accrued inventory purchases	4,647	2,848
Other miscellaneous	698	1,326
Accrued expenses and other current liabilities	$ 13,651	$ 17,906